Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

	December 31,
(In millions)	2011		2010

Long-term debt:
Senior notes	$	---	$250.0
Subordinated debt		300.0	300.0
Other long-term borrowings		0.9	1.9

Total long-term debt		$300.9	$551.9